Offsets	Sep. 01, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NCS Multistage Holdings, Inc.
Form or Filing Type	S-8
File Number	333-289196
Initial Filing Date	Aug. 01, 2025
Fee Offset Claimed	$ 992.87
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	212,836
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 6,485,112.92
Termination / Withdrawal Statement	On August 1, 2025, NCS registered 250,000 shares of its common stock on a registration statement on Form S-8 (file No. 333-289196) to be issuable under the NCS Multistage Holdings, Inc. Amended and Restated 2017 Equity Incentive Plan (the "NCS Plan"). A registration fee of $1,116.24 was paid in connection with the filing. Of the 250,000 shares registered, 212,836 shares were not issued pursuant to the NCS Plan. On September 1, 2026, in connection with Weatherford's acquisition of NCS and prior to the filing of this registration statement, NCS filed a post-effective amendment to its Form S-8 removing from registration all registered but unsold securities. Pursuant to Rule 457(p), the unused portion of the NCS registration fee previously paid which may be used by Weatherford as an offset against this filing is $992.87.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NCS Multistage Holdings, Inc.
Form or Filing Type	S-8
File Number	333-289196
Filing Date	Aug. 01, 2025
Fee Paid with Fee Offset Source	$ 992.87